Exploration and Evaluation assets (Narrative) (Details) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 15, 2026 USD ($) Shares	May 14, 2025	Mar. 27, 2024 USD ($) Shares	May 14, 2026 MXN ($) Shares	May 14, 2026 USD ($) Shares	Apr. 30, 2026 USD ($) Shares shares	May 03, 2024
Inca Azteca Gold S.A.P.I. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Percentage of consideration shares free trading on date							12.50%
Percentage of consideration shares from effective date							12.50%
Common shares under restriction | shares						56,018
Goanna Resources, S.A.P.I. de C.V.[Member]
Disclosure of non-adjusting events after reporting period [Line items]
Amount to be paid			$ 3,075			$ 1,300
Number of common shares issued or issuable | Shares			5,555,555			1,190,476
Santa Fe [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Percentage interest in production concessions		100.00%				100.00%
Production exploration expenditures						$ 4,000
Amount to be paid					$ 1,429	$ 1,500
Percentage of related tenement taxes				50.00%	50.00%	50.00%
Tenement taxes				$ 9,248	$ 505
Number of common shares issued or issuable | Shares				2,746,780	2,746,780	1,373,390
Fresnillo [Member]
Disclosure of non-adjusting events after reporting period [Line items]
Amount to be paid	$ 2,000
Number of common shares issued or issuable | Shares	854,697